Fair Value Measurements - Schedule of Fair Value Measurements Using Monte Carlo Simulation Model (Details) - Level 3 [Member]	Sep. 30, 2023 yr	Dec. 31, 2022 yr	Dec. 31, 2021 yr
Exercise price [Member] | Other Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding	11.5	11.5	11.5
Volatility [Member] | Other Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding	0	0	10.8
Risk-free rate [Member] | Other Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding	4.82	4.12	1.13
Dividend yield [Member] | Other Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding	0	0	0
Stock price [Member] | Other Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding	10.46	10.05	9.72
Time to Expiration (in years) [Member] | Other Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding	2.4	3.15	4.15
Promissory Note [Member] | Exercise price [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities available for sale	11.5	11.5	11.5
Promissory Note [Member] | Volatility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities available for sale	2.5	1.2	12.9
Promissory Note [Member] | Volatility [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities available for sale	2.5
Promissory Note [Member] | Volatility [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities available for sale	1.9
Promissory Note [Member] | Expected term to warrant expiration [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities available for sale	5.3	5.3	5.4
Promissory Note [Member] | Expected term to warrant expiration [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities available for sale	5.6
Promissory Note [Member] | Expected term to warrant expiration [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities available for sale	5.2
Promissory Note [Member] | Risk-free rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities available for sale	4.5	3.91	1.32
Promissory Note [Member] | Risk-free rate [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities available for sale	4.17
Promissory Note [Member] | Risk-free rate [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities available for sale	3.39
Promissory Note [Member] | Dividend yield [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities available for sale	0	0	0
Promissory Note [Member] | Stock price [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities available for sale	10.46	10.05	9.71
Promissory Note [Member] | Stock price [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities available for sale	10.39
Promissory Note [Member] | Stock price [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities available for sale	10.13
Convertible Promissory Notes Related Parties [Member] | Exercise price [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding	11.5	11.5	11.5
Convertible Promissory Notes Related Parties [Member] | Volatility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding	0	0	10.8
Convertible Promissory Notes Related Parties [Member] | Expected term to warrant expiration [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding	5.3	5.25	5.42
Convertible Promissory Notes Related Parties [Member] | Risk-free rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding	4.5	3.91	1.29
Convertible Promissory Notes Related Parties [Member] | Dividend yield [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding	0	0	0
Convertible Promissory Notes Related Parties [Member] | Stock price [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding	10.46	10.05	9.72